Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 15,525	₱ 15,251
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (19,744)	₱ (19,348)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 3,499	₱ 3,406
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (3,508)	₱ (3,417)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 19,730	₱ 19,334
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (15,501)	₱ (15,229)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 3,499	₱ 3,406
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (3,508)	₱ (3,417)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)